Schedule of cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Cash and banks	R$ 10,076,037	R$ 4,144,467
Total short-term investments	6,570,443	5,800,119
Cash and cash equivalents	16,646,480	9,944,586	R$ 1,088,955	R$ 2,248,004
B R [Member]
IfrsStatementLineItems [Line Items]
Cash and banks	68,638	245,185
Total short-term investments	6,493,832	5,800,119
Abroad [Member]
IfrsStatementLineItems [Line Items]
Cash and banks	10,007,399	R$ 3,899,282
Total short-term investments	R$ 76,611